Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Class Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Trading Symbol	COMB
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 13.18	0.25% (a)
(a)	Annualized

Expenses Paid, Amount	$ 13.18
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 105,556,577.06
Holdings Count | Integer	29
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$105,556,577.06
Number of Portfolio Holdings	29
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	41.55%	Futures	52.49%
Gold 100 Oz Future	10.70%	Government	43.68%
LME Alimnum Futures Mar26	5.03%	Broker Cash	3.83%
Silver Future	4.62%
Natural Gas Futures Mar26	3.68%
Copper Future	3.36%
Brent Crude Future	2.91%
Soybean Future	2.87%
Corn Future	2.48%
WTI Crude Future	2.47%

GraniteShares HIPS US High Income ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares HIPS U.S. High Income ETF
Class Name	GraniteShares HIPS U.S. High Income ETF
Trading Symbol	HIPS
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares HIPS U.S. High Income ETF	$ 35.43	0.70% (a)
(a)	Annualized

Expenses Paid, Amount	$ 35.43
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 108,433,170.92
Holdings Count | Integer	40
Investment Company, Portfolio Turnover	50.32%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$108,433,170.92
Number of Portfolio Holdings	40
Portfolio Turnover Rate	50.32%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	31.59%	Financial	33.96%
CVR Partners LP	1.82%	Government	31.59%
Neuberger High Yield Strategies Fund, Inc.	1.79%	Closed End Funds	17.29%
Western Asset High Income Fund II, Inc.	1.75%	Energy	15.34%
Prospect Capital Corp.	1.74%	Basic Materials	1.82%
Barings BDC, Inc.	1.74%
PIMCO Income Strategy Fund	1.73%
Dorchester Minerals LP	1.73%
PIMCO High Income Fund	1.73%
Western Asset Global High Income Fund, Inc.	1.73%

GraniteShares Nasdaq Select Disruptors ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Nasdaq Select Disruptors ETF
Class Name	GraniteShares Nasdaq Select Disruptors ETF
Trading Symbol	DRUP
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares Nasdaq Select Disruptors ETF	$ 31.46	0.60% (a)
(a)	Annualized

Expenses Paid, Amount	$ 31.46
Expense Ratio, Percent	0.60%	[3]
Net Assets	$ 57,221,545.75
Holdings Count | Integer	50
Investment Company, Portfolio Turnover	22.09%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,221,545.75
Number of Portfolio Holdings	50
Portfolio Turnover Rate	22.09%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Microsoft Corp.	9.89%	Technology	50.63%
Alphabet, Inc.	7.51%	Communications	24.51%
Meta Platforms, Inc.	6.73%	Consumer, Non-cyclical	22.09%
Eli Lilly & Co.	5.45%	Industrial	2.77%
Palantir Technologies, Inc.	3.95%
Salesforce, Inc.	3.34%
Intuitive Surgical, Inc.	2.80%
Adobe, Inc.	2.57%
ServiceNow, Inc.	2.46%
Stryker Corp.	2.31%

GraniteShares 1.25x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1.25x Long TSLA Daily ETF
Class Name	GraniteShares 1.25x Long TSLA Daily ETF
Trading Symbol	TSL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 1.25x Long TSLA Daily ETF	$ 75.08	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 75.08
Expense Ratio, Percent	1.15%	[4]
Net Assets	$ 33,735,826.36
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,735,826.36
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Tesla, Inc. Equity Swap	59.77%	Total Return Swap	59.76%
United States Treasury Bill	30.10%	Government	30.10%
		Broker Cash	10.14%

GraniteShares 2x Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long COIN Daily ETF
Class Name	GraniteShares 2x Long COIN Daily ETF
Trading Symbol	CONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long COIN Daily ETF	$ 34.46	1.02% (a)
(a)	Annualized

Expenses Paid, Amount	$ 34.46
Expense Ratio, Percent	1.02%	[5]
Net Assets	$ 487,694,013.86
Holdings Count | Integer	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$487,694,013.86
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
COIN Equity Swap	31.76%	Total Return Swap	56.61%
United States Treasury Bill	22.55%	Government	24.07%
COIN Equity Swap 3	8.91%	Broker Cash	19.32%
COIN Equity Swap 2	7.11%
Receivable Long 2x Coin BMO	4.11%
Receivable Long 2x Coin GSCO	3.00%
COIN Equity Swap 1	1.73%
United States Treasury Bill	1.53%

GraniteShares 2x Long AAPL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AAPL Daily ETF
Class Name	GraniteShares 2x Long AAPL Daily ETF
Trading Symbol	AAPB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AAPL Daily ETF	$ 75.62	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 75.62
Expense Ratio, Percent	1.15%	[6]
Net Assets	$ 28,434,199.72
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,434,199.72
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
AAPL Equity Swap	51.62%	Total Return Swap	51.62%
United States Treasury Bill	45.74%	Government	45.74%
		Broker Cash	2.64%

Additional information If you wish to receive a copy of this document at 250 Broadway 24th floor, New York, NY 10007, contact (844) 476 8747 or send an email to info@graniteshares.com
GraniteShares 2x Long AAPL Daily ETF Semi-Annual Shareholder Report – December 31, 2025

GraniteShares 2x Long BABA Daily ETF BABX - Nasdaq Semi-Annual Shareholder Report – December 31, 2025

This semi-annual shareholder report contains important information about GraniteShares 2x Long BABA Daily ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at graniteshares.com/us/en-us/document-search. You can also request this information by contacting us at (844) 476 8747 or sending an email to info@graniteshares.com.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long BABA Daily ETF	$ 66.19	1.08% (a)
(a)	Annualized

GraniteShares 2x Long BABA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BABA Daily ETF
Class Name	GraniteShares 2x Long BABA Daily ETF
Trading Symbol	BABX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long BABA Daily ETF	$ 66.19	1.08% (a)
(a)	Annualized

Expenses Paid, Amount	$ 66.19
Expense Ratio, Percent	1.08%	[7]
Net Assets	$ 164,739,174.69
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$164,739,174.69
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long BABA Total Return Swap Wells Fargo	26.63%	Total Return Swap	66.37%
Receivable Long BABA Total Return Swap Clear Street	21.78%	Government	21.46%
United States Treasury Bill	21.46%	Broker Cash	12.17%
BABA Equity Swap	17.96%

GraniteShares 2x Long META Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long META Daily ETF
Class Name	GraniteShares 2x Long META Daily ETF
Trading Symbol	FBL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long META Daily ETF	$ 45.86	1.03% (a)
(a)	Annualized

Expenses Paid, Amount	$ 45.86
Expense Ratio, Percent	1.03%	[8]
Net Assets	$ 391,235,291.11
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$391,235,291.11
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
META Equity Swap 1	25.56%	Total Return Swap	72.02%
Receivable Long 2x Meta Total Return Swap GSCO	21.08%	Government	8.07%
META Equity Swap	19.02%	Broker Cash	19.91%
United States Treasury Bill	8.07%
Receivable Meta Total Return Swap	6.36%

GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NVDA Daily ETF
Class Name	GraniteShares 2x Long NVDA Daily ETF
Trading Symbol	NVDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NVDA Daily ETF	$ 59.94	1.02% (a)
(a)	Annualized

Expenses Paid, Amount	$ 59.94
Expense Ratio, Percent	1.02%	[9]
Net Assets	$ 4,865,995,921.06
Holdings Count | Integer	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,865,995,921.06
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.45%	Government	53.23%
NVDA Equity Swap	22.95%	Total Return Swap	44.90%
NVDA Equity Swap 2	6.19%
NVDA Equity Swap 18	3.67%
NVDA Equity Swap 1	3.19%
NVDA Equity Swap 3	2.49%
NVDA Equity Swap 5	1.69%
NVDA Equity Swap 19	1.60%
NVDA Equity Swap 7	1.24%
NVDA Equity Swap 4	1.23%

GraniteShares 2x Short NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short NVDA Daily ETF
Class Name	GraniteShares 2x Short NVDA Daily ETF
Trading Symbol	NVD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short NVDA Daily ETF	$ 51.55	1.28% (a)
(a)	Annualized

Expenses Paid, Amount	$ 51.55
Expense Ratio, Percent	1.28%	[10]
Net Assets	$ 87,617,683.19
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$87,617,683.19
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Short 2x Nvda GSCO	22.80%	Total Return Swap	55.90%
NVDA Equity Swap	19.93%	Government	1.46%
GraniteShares Short NVDA swap	13.16%	Broker Cash	42.64%
United States Treasury Bill	1.46%

GraniteShares 2x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSLA Daily ETF
Class Name	GraniteShares 2x Long TSLA Daily ETF
Trading Symbol	TSLR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long TSLA Daily ETF	$ 69.18	0.95% (a)
(a)	Annualized

Expenses Paid, Amount	$ 69.18
Expense Ratio, Percent	0.95%	[11]
Net Assets	$ 356,003,969.55
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$356,003,969.55
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long TSLA 2x Total Return Swap Wells Fargo	30.18%	Total Return Swap	71.71%
United States Treasury Bill	23.33%	Government	23.33%
TSLA Equity Swap	22.63%	Broker Cash	4.96%
ReceivableLong TSLA Total Return Swap Clear Street	10.27%
GraniteShares long TSLA swap BOFA	8.64%

GraniteShares 2x Short TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short TSLA Daily ETF
Class Name	GraniteShares 2x Short TSLA Daily ETF
Trading Symbol	TSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short TSLA Daily ETF	$ 31.85	0.95% (a)
(a)	Annualized

Expenses Paid, Amount	$ 31.85
Expense Ratio, Percent	0.95%	[12]
Net Assets	$ 71,587,641.34
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,587,641.34
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short TSLA swap BOFA	24.62%	Broker Cash	55.28%
Receivable Short 2x TSLA Cf1	11.63%	Total Return Swap	44.72%
GraniteShares Short TSLA swap Clear Street	7.39%
TSLA Equity Swap	1.07%
Receivable Short 2x TSLA GSCO	0.01%

GraniteShares 2x Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMD Daily ETF
Class Name	GraniteShares 2x Long AMD Daily ETF
Trading Symbol	AMDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AMD Daily ETF	$ 77.03	1.03% (a)
(a)	Annualized

Expenses Paid, Amount	$ 77.03
Expense Ratio, Percent	1.03%	[13]
Net Assets	$ 593,975,638.30
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$593,975,638.30
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	45.90%	Total Return Swap	51.81%
Receivable Long 2x Amd Total Return Swap Nomura	10.98%	Government	45.90%
GraniteShares long AMD swap Cantor Fitzgerald	10.56%	Broker Cash	2.29%
Receivable Long 2x Amd Total Return Swap Wells Fargo	10.30%
Receivable Long 2x Amd Total Return Swap Clear Street	10.27%
AMD Equity Swap	9.70%

GraniteShares 2x Long AMZN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMZN Daily ETF
Class Name	GraniteShares 2x Long AMZN Daily ETF
Trading Symbol	AMZZ
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AMZN Daily ETF	$ 58.00	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.15%	[14]
Net Assets	$ 56,488,832.45
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$56,488,832.45
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
AMZN Equity Swap	71.62%	Total Return Swap	71.62%
United States Treasury Bill	13.49%	Government	13.49%
		Broker Cash	14.89%

GraniteShares 2x Long MSFT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSFT Daily ETF
Class Name	GraniteShares 2x Long MSFT Daily ETF
Trading Symbol	MSFL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MSFT Daily ETF	$ 55.58	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 55.58
Expense Ratio, Percent	1.15%	[15]
Net Assets	$ 46,426,782.91
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$46,426,782.91
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
MSFT Equity Swap	84.25%	Total Return Swap	84.25%
		Broker Cash	15.75%

GraniteShares 2x Short COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short COIN Daily ETF
Class Name	GraniteShares 2x Short COIN Daily ETF
Trading Symbol	CONI
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short COIN Daily ETF	$ 61.19	1.05% (a)
(a)	Annualized

Expenses Paid, Amount	$ 61.19
Expense Ratio, Percent	1.05%	[16]
Net Assets	$ 22,209,168.97
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,209,168.97
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short COIN swap Marex	46.94%	Total Return Swap	91.02%
Receivable Short 2x Coin Nomura	44.07%	Broker Cash	8.98%

GraniteShares 2x Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PLTR Daily ETF
Class Name	GraniteShares 2x Long PLTR Daily ETF
Trading Symbol	PTIR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long PLTR Daily ETF	$ 65.47	1.01% (a)
(a)	Annualized

Expenses Paid, Amount	$ 65.47
Expense Ratio, Percent	1.01%	[17]
Net Assets	$ 613,172,098.01
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$613,172,098.01
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	46.29%	Total Return Swap	47.53%
GraniteShares long PLTR swap Clear Street	15.34%	Government	46.29%
Receivable Long 2x PLTR Total Return Swap BMO	12.06%	Broker Cash	6.18%
GraniteShares long PLTR swap Cowen	10.06%
GraniteShares long PLTR swap Nomura	8.62%
Receivable Long 2x PLTR Wells Fargo	1.46%

GraniteShares 2x Long UBER Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long UBER Daily ETF
Class Name	GraniteShares 2x Long UBER Daily ETF
Trading Symbol	UBRL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long UBER Daily ETF	$ 49.79	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 49.79
Expense Ratio, Percent	1.15%	[18]
Net Assets	$ 29,409,855.12
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,409,855.12
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long UBER swap Cowen	63.77%	Total Return Swap	63.77%
United States Treasury Bill	21.90%	Government	21.90%
		Broker Cash	14.33%

GraniteShares 2x Long MU Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MU Daily ETF
Class Name	GraniteShares 2x Long MU Daily ETF
Trading Symbol	MULL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MU Daily ETF	$ 202.30	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 202.30
Expense Ratio, Percent	1.50%	[19]
Net Assets	$ 87,953,134.63
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$87,953,134.63
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	55.91%	Government	55.91%
Receivable Long 2x MU Total Return Swap Nomura	40.69%	Total Return Swap	40.70%
		Broker Cash	3.39%

GraniteShares 2x Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSM Daily ETF
Class Name	GraniteShares 2x Long TSM Daily ETF
Trading Symbol	TSMU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long TSM Daily ETF	$ 98.52	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 98.52
Expense Ratio, Percent	1.50%	[20]
Net Assets	$ 27,302,523.51
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,302,523.51
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.55%	Government	52.55%
Receivable Long 2x TSM Total Return Swap Nomura	40.41%	Total Return Swap	40.40%
		Broker Cash	7.05%

GraniteShares 2x Long CRWD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long CRWD Daily ETF
Class Name	GraniteShares 2x Long CRWD Daily ETF
Trading Symbol	CRWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long CRWD Daily ETF	$ 67.06	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 67.06
Expense Ratio, Percent	1.50%	[21]
Net Assets	$ 24,750,962.38
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$24,750,962.38
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x CRWD Total Return Swap Nomura	51.20%	Total Return Swap	51.19%
United States Treasury Bill	35.19%	Government	35.19%
		Broker Cash	13.62%

GraniteShares 2x Long SMCI Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long SMCI Daily ETF
Class Name	GraniteShares 2x Long SMCI Daily ETF
Trading Symbol	SMCL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long SMCI Daily ETF	$ 40.06	1.26% (a)
(a)	Annualized

Expenses Paid, Amount	$ 40.06
Expense Ratio, Percent	1.26%	[22]
Net Assets	$ 44,201,670.59
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$44,201,670.59
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x SMCI Total Return Swap Marex1	29.77%	Total Return Swap	61.33%
Receivable Long SMCI Total Return Swap Nomura	23.19%	Broker Cash	38.67%
Receivable Long 2x SMCI Total Return Swap Clear Street	5.31%
Receivable Long 2x SMCI Total Return Swap Cf	3.05%

GraniteShares YieldBOOST TSLA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TSLA ETF
Class Name	GraniteShares YieldBOOST TSLA ETF
Trading Symbol	TSYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST TSLA ETF	$ 57.60	1.07% (a)
(a)	Annualized

Expenses Paid, Amount	$ 57.60
Expense Ratio, Percent	1.07%	[23]
Net Assets	$ 332,825,528.02
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$332,825,528.02
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	75.85%	Government	96.85%
United States Treasury Bill	21.00%	Purchased Options	2.25%
Put TSLR January 29.46 01/05/2026	1.05%	Broker Cash	0.90%
Put TSLR January 31.54 01/02/2026	0.68%

GraniteShares 2x Long QCOM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long QCOM Daily ETF
Class Name	GraniteShares 2x Long QCOM Daily ETF
Trading Symbol	QCML
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long QCOM Daily ETF	$ 77.93	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 77.93
Expense Ratio, Percent	1.50%	[24]
Net Assets	$ 16,229,882.29
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,229,882.29
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x QCOM Cowen	76.00%	Total Return Swap	76.00%
		Broker Cash	24.00%

GraniteShares 2x Long DELL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long DELL Daily ETF
Class Name	GraniteShares 2x Long DELL Daily ETF
Trading Symbol	DLLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long DELL Daily ETF	$ 73.42	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 73.42
Expense Ratio, Percent	1.50%	[25]
Net Assets	$ 14,216,042.73
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,216,042.73
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x DELL Cowen	59.45%	Total Return Swap	59.45%
United States Treasury Bill	28.04%	Government	28.04%
		Broker Cash	12.51%

GraniteShares 2x Long INTC Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long INTC Daily ETF
Class Name	GraniteShares 2x Long INTC Daily ETF
Trading Symbol	INTW
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long INTC Daily ETF	$ 107.57	1.38% (a)
(a)	Annualized

Expenses Paid, Amount	$ 107.57
Expense Ratio, Percent	1.38%	[26]
Net Assets	$ 106,322,346.07
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$106,322,346.07
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	46.77%	Government	46.77%
Receivable Long 2x INTC Cowen	27.46%	Total Return Swap	46.01%
Receivable Long INTC 2x Total Return Swap Cf1	18.56%	Broker Cash	7.22%

GraniteShares YieldBOOST QQQ ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST QQQ ETF
Class Name	GraniteShares YieldBOOST QQQ ETF
Trading Symbol	TQQY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST QQQ ETF	$ 59.68	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 59.68
Expense Ratio, Percent	1.15%	[27]
Net Assets	$ 12,177,354.47
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,177,354.47
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	71.37%	Government	98.03%
United States Treasury Bill	26.66%	Purchased Options	0.83%
Put TQQQ January 49.78 01/02/2026	0.83%	Broker Cash	1.14%

GraniteShares YieldBOOST SPY ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST SPY ETF
Class Name	GraniteShares YieldBOOST SPY ETF
Trading Symbol	YSPY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST SPY ETF	$ 61.98	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 61.98
Expense Ratio, Percent	1.15%	[28]
Net Assets	$ 22,635,418.49
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,635,418.49
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	56.47%	Government	98.10%
United States Treasury Bill	41.63%	Purchased Options	0.10%
Put SPXL January 206.21 01/02/2026	0.10%	Broker Cash	1.80%

GraniteShares 2x Long MARA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MARA Daily ETF
Class Name	GraniteShares 2x Long MARA Daily ETF
Trading Symbol	MRAL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MARA Daily ETF	$ 43.71	1.41% (a)
(a)	Annualized

Expenses Paid, Amount	$ 43.71
Expense Ratio, Percent	1.41%	[29]
Net Assets	$ 44,585,610.59
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$44,585,610.59
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x MARA Marex	45.08%	Total Return Swap	54.54%
GraniteShares long MARA swap Marex	7.76%	Broker Cash	45.46%
Receivable Long 2x MARA Total Return Swap Cf	1.69%

GraniteShares 2x Long MRVL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MRVL Daily ETF
Class Name	GraniteShares 2x Long MRVL Daily ETF
Trading Symbol	MVLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MRVL Daily ETF	$ 72.89	1.48% (a)
(a)	Annualized

Expenses Paid, Amount	$ 72.89
Expense Ratio, Percent	1.48%	[30]
Net Assets	$ 40,637,410.50
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$40,637,410.50
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x MRVL Marex	56.09%	Total Return Swap	61.09%
United States Treasury Bill	28.99%	Government	28.99%
Receivable Long MRVL Total Return Swap Cantor	5.00%	Broker Cash	9.92%

GraniteShares 2x Long IONQ Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long IONQ Daily ETF
Class Name	GraniteShares 2x Long IONQ Daily ETF
Trading Symbol	IONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long IONQ Daily ETF	$ 66.80	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 66.80
Expense Ratio, Percent	1.50%	[31]
Net Assets	$ 52,000,121.64
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$52,000,121.64
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long IONQ swap Marex	65.65%	Total Return Swap	65.65%
		Broker Cash	34.35%

GraniteShares 2x Long VRT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long VRT Daily ETF
Class Name	GraniteShares 2x Long VRT Daily ETF
Trading Symbol	VRTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long VRT Daily ETF	$ 91.05	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 91.05
Expense Ratio, Percent	1.50%	[32]
Net Assets	$ 31,766,738.55
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$31,766,738.55
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long VRT swap Marex	50.24%	Total Return Swap	50.24%
United States Treasury Bill	36.64%	Government	36.64%
		Broker Cash	13.12%

GraniteShares 2x Long RDDT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RDDT Daily ETF
Class Name	GraniteShares 2x Long RDDT Daily ETF
Trading Symbol	RDTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long RDDT Daily ETF	$ 97.99	1.44% (a)
(a)	Annualized

Expenses Paid, Amount	$ 97.99
Expense Ratio, Percent	1.44%	[33]
Net Assets	$ 68,881,879.72
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$68,881,879.72
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	51.89%	Government	51.89%
GraniteShares long RDDT swap Marex	35.48%	Total Return Swap	35.48%
		Broker Cash	12.63%

GraniteShares 2x Long LCID Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long LCID Daily ETF
Class Name	GraniteShares 2x Long LCID Daily ETF
Trading Symbol	LCDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long LCID Daily ETF	$ 34.34	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 34.34
Expense Ratio, Percent	1.15%	[34]
Net Assets	$ 5,294,669.97
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,294,669.97
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long Lcid Total Return Swap Marex	63.26%	Total Return Swap	63.26%
		Broker Cash	36.74%

GraniteShares 2x Long RIVN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RIVN Daily ETF
Class Name	GraniteShares 2x Long RIVN Daily ETF
Trading Symbol	RVNL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long RIVN Daily ETF	$ 76.59	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 76.59
Expense Ratio, Percent	1.15%	[35]
Net Assets	$ 9,490,026.56
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,490,026.56
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	51.10%	Government	51.10%
Receivable Long Rivn Total Return Swap Marex	40.90%	Total Return Swap	40.91%
		Broker Cash	7.99%

GraniteShares YieldBOOST NVDA ETF
Shareholder Report [Line Items]
Fund Name	Graniteshares YieldBOOST NVDA ETF
Class Name	Graniteshares YieldBOOST NVDA ETF
Trading Symbol	NVYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Graniteshares YieldBOOST NVDA ETF	$ 61.54	1.12% (a)
(a)	Annualized

Expenses Paid, Amount	$ 61.54
Expense Ratio, Percent	1.12%	[36]
Net Assets	$ 83,626,204.21
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,626,204.21
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	90.55%	Government	98.12%
United States Treasury Bill	7.58%	Purchased Options	1.01%
Put NVDL January 80.78 01/05/2026	0.50%	Broker Cash	0.87%
Put NVDL January 79.21 01/07/2026	0.41%
Put NVDL January 82.83 01/02/2026	0.09%

GraniteShares YieldBOOST Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Graniteshares YieldBOOST Bitcoin ETF
Class Name	Graniteshares YieldBOOST Bitcoin ETF
Trading Symbol	XBTY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Graniteshares YieldBOOST Bitcoin ETF	$ 50.84	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 50.84
Expense Ratio, Percent	1.15%	[37]
Net Assets	$ 27,766,253.56
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,766,253.56
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	52.08%	Government	94.88%
United States Treasury Bill	42.80%	Purchased Options	2.28%
Put BITX January 24.97 01/07/2026	1.69%	Broker Cash	2.84%
Put BITX January 24.78 01/05/2026	0.58%
Put BITX January 25.04 01/02/2026	0.02%

GraniteShares 2x Long MSTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSTR Daily ETF
Class Name	GraniteShares 2x Long MSTR Daily ETF
Trading Symbol	MSTP
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long MSTR Daily ETF	$ 42.36	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 42.36
Expense Ratio, Percent	1.50%	[38]
Net Assets	$ 3,292,689.91
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,292,689.91
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares Short MSTR swap Marex	58.39%	Total Return Swap	58.39%
United States Treasury Bill	9.32%	Government	9.32%
		Broker Cash	32.29%

GraniteShares 2x Short MSTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short MSTR Daily ETF
Class Name	GraniteShares 2x Short MSTR Daily ETF
Trading Symbol	MSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Short MSTR Daily ETF	$ 170.04	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 170.04
Expense Ratio, Percent	1.50%	[39]
Net Assets	$ 2,682,145.78
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,682,145.78
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	49.04%	Government	49.04%
GraniteShares Short MSTR swap Marex	45.69%	Total Return Swap	45.69%
		Broker Cash	5.27%

GraniteShares 2x Long NOW Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NOW Daily ETF
Class Name	GraniteShares 2x Long NOW Daily ETF
Trading Symbol	NOWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NOW Daily ETF	$ 54.87	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 54.87
Expense Ratio, Percent	1.50%	[40]
Net Assets	$ 6,529,386.81
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,529,386.81
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long NOW swap Cantor Fitzgerald	60.96%	Total Return Swap	60.96%
		Broker Cash	39.04%

GraniteShares 2x Long PDD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PDD Daily ETF
Class Name	GraniteShares 2x Long PDD Daily ETF
Trading Symbol	PDDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long PDD Daily ETF	$ 72.07	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 72.07
Expense Ratio, Percent	1.50%	[41]
Net Assets	$ 6,244,198.24
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,244,198.24
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long PDD swap Cantor Fitzgerald	69.38%	Total Return Swap	69.38%
		Broker Cash	30.62%

GraniteShares 2x Long AVGO Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AVGO Daily ETF
Class Name	GraniteShares 2x Long AVGO Daily ETF
Trading Symbol	AVGU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long AVGO Daily ETF	$ 81.00	1.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 81.00
Expense Ratio, Percent	1.50%	[42]
Net Assets	$ 25,038,516.08
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,038,516.08
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long AVGO swap Cantor Fitzgerald	70.25%	Total Return Swap	70.25%
		Broker Cash	29.75%

GraniteShares YieldBoost COIN ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost COIN ETF
Class Name	GraniteShares YieldBoost COIN ETF
Trading Symbol	COYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost COIN ETF	$ 36.77	1.07% (a)
(a)	Annualized

Expenses Paid, Amount	$ 36.77
Expense Ratio, Percent	1.07%	[43]
Net Assets	$ 72,037,000.97
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$72,037,000.97
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.37%	Government	93.37%
Put CONL January 13.81 01/05/2026	3.47%	Purchased Options	6.63%
Put CONL January 12.89 01/07/2026	1.63%
Put CONL January 14.20 01/02/2026	1.53%

GraniteShares 2x Long ETOR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long ETOR Daily ETF
Class Name	GraniteShares 2x Long ETOR Daily ETF
Trading Symbol	ETRL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long ETOR Daily ETF	$ 36.41	1.49% (a)
(a)	Annualized

Expenses Paid, Amount	$ 36.41
Expense Ratio, Percent	1.49%	[44]
Net Assets	$ 1,894,942.11
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,894,942.11
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares long 2X ETOR Total return swap Marex	71.27%	Total Return Swap	71.27%
		Broker Cash	28.73%

GraniteShares 2x Long BULL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BULL Daily ETF
Class Name	GraniteShares 2x Long BULL Daily ETF
Trading Symbol	BULX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long BULL Daily ETF	$ 31.76	1.49% (a)
(a)	Annualized

Expenses Paid, Amount	$ 31.76
Expense Ratio, Percent	1.49%	[45]
Net Assets	$ 1,616,540.20
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,616,540.20
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x Bull Total Return Swap Marex	62.01%	Total Return Swap	62.01%
		Broker Cash	37.99%

GraniteShares YieldBoost AMD ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost AMD ETF
Class Name	GraniteShares YieldBoost AMD ETF
Trading Symbol	AMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost AMD ETF	$ 36.89	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 36.89
Expense Ratio, Percent	1.15%	[46]
Net Assets	$ 11,495,744.57
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,495,744.57
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.57%	Government	99.56%
Put AMDL January 14.10 01/02/2026	0.35%	Purchased Options	0.44%
Put AMDL January 14.00 01/07/2026	0.08%

GraniteShares YieldBoost AMZN ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost AMZN ETF
Class Name	GraniteShares YieldBoost AMZN ETF
Trading Symbol	AZYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost AMZN ETF	$ 32.64	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 32.64
Expense Ratio, Percent	1.15%	[47]
Net Assets	$ 2,900,973.75
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,900,973.75
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.80%	Government	99.80%
Put AMZZ January 28.32 01/07/2026	0.18%	Purchased Options	0.20%
Put AMZZ January 28.79 01/02/2026	0.02%

GraniteShares YieldBoost MSTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost MSTR ETF
Class Name	GraniteShares YieldBoost MSTR ETF
Trading Symbol	MTYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost MSTR ETF	$ 22.74	1.14% (a)
(a)	Annualized

Expenses Paid, Amount	$ 22.74
Expense Ratio, Percent	1.14%	[48]
Net Assets	$ 1,382,455.00
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,382,455.00
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.44%	Government	93.44%
Put MSTU January 8.04 01/02/2026	4.83%	Purchased Options	6.56%
Put MSTU January 7.70 01/05/2026	1.73%

GraniteShares YieldBoost PLTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost PLTR ETF
Class Name	GraniteShares YieldBoost PLTR ETF
Trading Symbol	PLYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost PLTR ETF	$ 30.60	1.14% (a)
(a)	Annualized

Expenses Paid, Amount	$ 30.60
Expense Ratio, Percent	1.14%	[49]
Net Assets	$ 7,594,918.23
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,594,918.23
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.06%	Government	93.06%
Put PTIR January 27.04 01/02/2026	6.10%	Purchased Options	6.94%
Put PTIR January 24.06 01/07/2026	0.84%

GraniteShares YieldBoost SMCI ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost SMCI ETF
Class Name	GraniteShares YieldBoost SMCI ETF
Trading Symbol	SMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost SMCI ETF	$ 25.03	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 25.03
Expense Ratio, Percent	1.15%	[50]
Net Assets	$ 9,938,053.13
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,938,053.13
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	96.37%	Government	96.37%
Put SMCX January 11.49 01/02/2026	3.08%	Purchased Options	3.63%
Put SMCX January 11.08 01/05/2026	0.55%

GraniteShares YieldBoost HOOD ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost HOOD ETF
Class Name	GraniteShares YieldBoost HOOD ETF
Trading Symbol	HOYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost HOOD ETF	$ 25.52	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 25.52
Expense Ratio, Percent	1.15%	[51]
Net Assets	$ 22,390,292.48
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,390,292.48
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	97.76%	Government	97.76%
Put ROBN January 52.34 01/02/2026	1.56%	Purchased Options	2.24%
Put ROBN January 47.64 01/07/2026	0.46%
Put ROBN January 51.66 01/05/2026	0.22%

GraniteShares 2x Long ISRG Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long ISRG Daily ETF
Class Name	GraniteShares 2x Long ISRG Daily ETF
Trading Symbol	ISUL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long ISRG Daily ETF	$ 44.93	1.49% (a)
(a)	Annualized

Expenses Paid, Amount	$ 44.93
Expense Ratio, Percent	1.49%	[52]
Net Assets	$ 3,083,118.69
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,083,118.69
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares 2X long ISRG swap Clear Street	54.69%	Total Return Swap	54.68%
United States Treasury Bill	36.24%	Government	36.24%
		Broker Cash	9.08%

GraniteShares 2x Long NBIS Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NBIS Daily ETF
Class Name	GraniteShares 2x Long NBIS Daily ETF
Trading Symbol	NBIL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long NBIS Daily ETF	$ 24.36	1.48% (a)
(a)	Annualized

Expenses Paid, Amount	$ 24.36
Expense Ratio, Percent	1.48%	[53]
Net Assets	$ 46,496,048.72
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$46,496,048.72
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares 2X long NBIS swap Clear Street	56.77%	Total Return Swap	56.77%
		Broker Cash	43.23%

GraniteShares YieldBoost META ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost META ETF
Class Name	GraniteShares YieldBoost META ETF
Trading Symbol	FBYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost META ETF	$ 21.34	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 21.34
Expense Ratio, Percent	1.15%	[54]
Net Assets	$ 605,961.29
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$605,961.29
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	99.84%	Government	99.84%
Put FBL January 29.18 01/05/2026	0.14%	Purchased Options	0.16%
Put FBL January 29.56 01/02/2026	0.02%

GraniteShares YieldBoost BABA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost BABA ETF
Class Name	GraniteShares YieldBoost BABA ETF
Trading Symbol	BBYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost BABA ETF	$ 21.58	1.14% (a)
(a)	Annualized

Expenses Paid, Amount	$ 21.58
Expense Ratio, Percent	1.14%	[55]
Net Assets	$ 1,335,277.02
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,335,277.02
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	96.67%	Government	96.66%
Put BABX January 35.07 01/02/2026	2.85%	Purchased Options	3.34%
Put BABX January 32.44 01/07/2026	0.48%

GraniteShares YieldBoost MARA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost MARA ETF
Class Name	GraniteShares YieldBoost MARA ETF
Trading Symbol	MAAY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost MARA ETF	$ 15.51	1.14% (a)
(a)	Annualized

Expenses Paid, Amount	$ 15.51
Expense Ratio, Percent	1.14%	[56]
Net Assets	$ 3,545,663.44
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,545,663.44
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	92.64%	Government	92.64%
Put MRAL January 4.04 01/07/2026	2.93%	Purchased Options	7.36%
Put MRAL January 4.49 01/05/2026	2.81%
Put MRAL January 4.61 01/02/2026	0.95%
Put MRAL January 4.33 01/07/2026	0.67%

GraniteShares YieldBoost IONQ ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost IONQ ETF
Class Name	GraniteShares YieldBoost IONQ ETF
Trading Symbol	IOYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBoost IONQ ETF	$ 17.09	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 17.09
Expense Ratio, Percent	1.15%	[57]
Net Assets	$ 6,704,262.73
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,704,262.73
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	95.10%	Government	95.11%
Put IONL January 29.53 01/05/2026	2.96%	Purchased Options	4.89%
Put IONL January 30.43 01/02/2026	1.22%
Put IONL January 29.00 01/07/2026	0.72%

GraniteShares YieldBOOST Semiconductor ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Semiconductor ETF
Class Name	GraniteShares YieldBOOST Semiconductor ETF
Trading Symbol	SEMY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Semiconductor ETF	$ 13.73	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 13.73
Expense Ratio, Percent	1.15%	[58]
Net Assets	$ 17,035,245.18
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,035,245.18
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	98.79%	Government	98.79%
Put SOXL January 36.99 01/07/2026	0.68%	Purchased Options	1.21%
Put SOXL January 38.56 01/05/2026	0.39%
Put SOXL January 38.43 01/07/2026	0.11%
Put SOXL January 38.90 01/02/2026	0.03%

GraniteShares YieldBOOST Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Gold Miners ETF
Class Name	GraniteShares YieldBOOST Gold Miners ETF
Trading Symbol	NUGY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Gold Miners ETF	$ 13.87	1.14% (a)
(a)	Annualized

Expenses Paid, Amount	$ 13.87
Expense Ratio, Percent	1.14%	[59]
Net Assets	$ 7,498,663.50
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,498,663.50
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	94.91%	Government	94.91%
Put NUGT January 188.01 01/02/2026	2.38%	Purchased Options	5.09%
Put NUGT January 165.47 01/07/2026	1.82%
Put NUGT January 166.50 01/05/2026	0.89%

GraniteShares YieldBOOST RGTI ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST RGTI ETF
Class Name	GraniteShares YieldBOOST RGTI ETF
Trading Symbol	RGYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST RGTI ETF	$ 11.05	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 11.05
Expense Ratio, Percent	1.15%	[60]
Net Assets	$ 1,342,839.57
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,342,839.57
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	89.05%	Government	89.05%
Put RGTX January 10.69 01/07/2026	5.71%	Purchased Options	10.95%
Put RGTX January 10.93 01/05/2026	5.24%

GraniteShares YieldBOOST QBTS ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST QBTS ETF
Class Name	GraniteShares YieldBOOST QBTS ETF
Trading Symbol	QBY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST QBTS ETF	$ 11.04	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 11.04
Expense Ratio, Percent	1.15%	[61]
Net Assets	$ 1,163,566.93
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,163,566.93
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	87.71%	Government	87.71%
Put QBTX January 29.24 01/05/2026	12.29%	Purchased Options	12.29%

GraniteShares YieldBOOST RIOT ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST RIOT ETF
Class Name	GraniteShares YieldBOOST RIOT ETF
Trading Symbol	RTYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST RIOT ETF	$ 8.74	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 8.74
Expense Ratio, Percent	1.15%	[62]
Net Assets	$ 1,910,441.41
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,910,441.41
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	68.30%	Government	68.31%
Put RIOX January 10.88 01/05/2026	23.65%	Purchased Options	31.69%
Put RIOX January 6.20 01/07/2026	8.05%

GraniteShares YieldBOOST HIMS ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST HIMS ETF
Class Name	GraniteShares YieldBOOST HIMS ETF
Trading Symbol	HMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST HIMS ETF	$ 8.70	1.15% (a)
(a)	Annualized

Expenses Paid, Amount	$ 8.70
Expense Ratio, Percent	1.15%	[63]
Net Assets	$ 765,380.17
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$765,380.17
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
United States Treasury Bill	93.61%	Government	93.61%
Put HIMZ January 5.76 01/05/2026	4.63%	Purchased Options	6.39%
Put HIMZ January 5.10 01/07/2026	1.76%

GraniteShares 2x Long GOOGL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long GOOGL Daily ETF
Class Name	GraniteShares 2x Long GOOGL Daily ETF
Trading Symbol	GOU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares 2x Long GOOGL Daily ETF	$ 9.04	1.12% (a)
(a)	Annualized

Expenses Paid, Amount	$ 9.04
Expense Ratio, Percent	1.12%	[64]
Net Assets	$ 1,470,449.16
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,470,449.16
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
Receivable Long 2x GOOGL Total return swap	76.66%	Total Return Swap	76.66%
		Broker Cash	23.34%

GraniteShares YieldBOOST Single Stock Universe ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Single Stock Universe ETF
Class Name	GraniteShares YieldBOOST Single Stock Universe ETF
Trading Symbol	YBST
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST Single Stock Universe ETF	$ 2.13	0.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 2.13
Expense Ratio, Percent	0.50%	[65]
Net Assets	$ 3,287,568.39
Holdings Count | Integer	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,287,568.39
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares YieldBoost AMZN ETF	6.65%	Exchange Traded Funds	100.00%
GraniteShares YieldBoost AMD ETF	6.63%
GraniteShares YieldBoost META ETF	6.49%
GraniteShares YieldBoost NVDA ETF	6.33%
GraniteShares YieldBoost QBTS ETF	6.06%
GraniteShares YieldBoost BABA ETF	6.00%
GraniteShares YieldBoost HOOD ETF	5.86%
GraniteShares YieldBoost RGTI ETF	5.85%
GraniteShares YieldBoost PLTR ETF	5.82%
GraniteShares YieldBoost TSLA ETF	5.79%

GraniteShares YieldBOOST TopYielders ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TopYielders ETF
Class Name	GraniteShares YieldBOOST TopYielders ETF
Trading Symbol	YBTY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	graniteshares.com/us/en-us/document-search
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GraniteShares YieldBOOST TopYielders ETF	$ 2.10	0.50% (a)
(a)	Annualized

Expenses Paid, Amount	$ 2.10
Expense Ratio, Percent	0.50%	[66]
Net Assets	$ 2,973,020.89
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	31.82%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,973,020.89
Number of Portfolio Holdings	5
Portfolio Turnover Rate	31.82%

Holdings [Text Block]

What did the Fund invest in? (as of December 31, 2025)

Ten largest holdings		Sector allocation
Security	% of Total Investment	Sector	% of Total Investment
GraniteShares YieldBoost HOOD ETF	20.61%	Exchange Traded Funds	100.00%
GraniteShares YieldBoost TSLA ETF	20.36%
GraniteShares YieldBoost IONQ ETF	20.24%
GraniteShares YieldBoost SMCI ETF	19.64%
GraniteShares YieldBoost COIN ETF	19.15%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized
[44]	Annualized
[45]	Annualized
[46]	Annualized
[47]	Annualized
[48]	Annualized
[49]	Annualized
[50]	Annualized
[51]	Annualized
[52]	Annualized
[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Annualized
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized
[65]	Annualized
[66]	Annualized